Real Estate Facilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Activity in Real Estate Facilities
The following summarizes the activity in real estate facilities during the nine months ended September 30, 2022:

Real estate facilities
Balance at December 31, 2021	$1,593,623,628
Facilities acquired through merger with SSGT II	228,359,718
Other facility acquisitions	69,981,850
Impact of foreign exchange rate changes	(15,693,784)
Improvements and additions	5,074,642

Balance at September 30, 2022	$1,881,346,054

Accumulated depreciation
Balance at December 31, 2021	$(155,926,875)
Depreciation expense	(35,420,113)
Impact of foreign exchange rate changes	1,998,533

Balance at September 30, 2022	$(189,348,455)

The following summarizes the activity in real estate facilities during the years ended December 31, 2021 and 2020:

Real estate facilities
Balance at December 31, 2019	$1,173,825,368
Impact of foreign exchange rate changes	4,147,798
Acquisitions, additions and other (1)	32,129,416

Balance at December 31, 2020	1,210,102,582
Facilities acquired through merger with SST IV	324,344,636
Facility acquisitions	47,162,974
Impact of foreign exchange rate changes	(138,457)
Improvements and additions (2)	12,151,893
Other facility acquisitions (3)	15,689,143
Disposition due to deconsolidation (3)	(15,689,143)

Balance at December 31, 2021	$1,593,623,628

Accumulated depreciation
Balance at December 31, 2019	$(83,692,491)
Depreciation expense	(31,711,102)
Impact of foreign exchange rate changes	(499,452)

Balance at December 31, 2020	(115,903,045)
Depreciation expense	(40,158,233)
Disposition due to deconsolidation (3)	62,466
Impact of foreign exchange rate changes	71,937

Balance at December 31, 2021	$(155,926,875)

(1)	Such amount includes approximately $13 million of construction in process that was placed into service during the year ended December 31, 2020.
(2)
Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.

(3)
Such activity represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.

Summary of Reconciles Total Consideration Transferred	The estimated fair value of the consideration transferred totaled approximately $111.3 million and consisted of the following:

Estimated Fair Value of Consideration Transferred
Cash (1)	$3,918,185
Class A-1 Units	63,643,000
Class A-2 Units (contingent earnout)	30,900,000

Total Consideration Transferred	98,461,185

Fair value of our preexisting 50% equity interests	12,800,000

Total	$111,261,185

(1)	We assumed a net asset of approximately $0.5 million, which per the Contribution Agreement we were required to pay to SAM the value thereof and such amount was included above as cash consideration.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV
Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in process	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt (1)	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

(1)
Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 5 – Debt, for additional information.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Identifiable Assets Acquired at Fair Value
Cash and cash equivalents	$36,443
Restricted cash	94,999
Land	975,000
Building	5,389,000
Site Improvements	136,000
Equipment, furniture and fixtures	651,000
Investments in Managed REITs	5,600,000
Other assets	1,084,629
Intangibles - customer relationships	1,600,000
Trademarks	19,800,000
Intangibles - management contracts	24,900,000

Total identifiable assets acquired	$60,267,071

Identifiable Liabilities Assumed at Fair Value
Debt	$19,219,126
Accounts payable and accrued expenses	722,286
Deferred tax liabilities, net	7,415,654

Total liabilities assumed	$27,357,066

Net identifiable assets acquired	$32,910,005
Goodwill	78,372,980
Non-controlling interest related to consolidated Tenant Protection Programs joint ventures	(21,800)

Net assets acquired	$111,261,185

Summary of Purchase Price Allocation for Acquisitions
The following table summarizes the purchase price allocation for the real estate related assets acquired during the nine months ended September 30, 2022:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles		Total (1)	2022 Revenue (2)	2022 Net Operating Income (2)(3)
Algonquin, IL	2/8/2022	$18,156,701	$849,414		$19,006,115	$887,569	$534,225
Sacramento II, CA	5/10/2022	24,625,559	754,564		25,380,123	549,346	308,389
St Johns, FL	5/17/2022	15,531,636	773,279		16,304,915	398,006	281,476
SSGT II (4)	6/1/2022	228,359,718	7,732,962	(5)	236,092,680	4,928,141	3,431,971
Aurora III, CO	6/28/2022	11,667,954	343,779		12,011,733	208,021	98,756

		$298,341,568	$10,453,998		$308,795,566	$6,971,083	$4,654,817

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their respective acquisition dates.
(3)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
(4)
This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.

(5)
This represents the value of the in place lease intangible assets acquired in the SSGT II Merger, and excludes the approximately $8.0 million of value assigned to a purchase and sale agreement contract intangible asset acquired in the SSGT II Merger related to a property in San Gabriel, California.

The following table summarizes our purchase price allocation for our acquisitions during the year ended December 31,
2021:

Acquisition	Acquisition Date	Real Estate Assets	Construction in Process	Investment in Real Estate Joint Ventures	Intangibles	Total (1)	2021 Revenue (2)	2021 Net Operating Income (2)(3)
SST IV Merger	3/17/2021	$324,344,636	$1,467,090	$17,495,254	$20,052,449	$363,359,429	$24,956,689	$17,312,323
Iroquois Shore Road- Oakville III	4/16/2021	20,061,045	—	—	332,840	20,393,885	568,351	269,764
Van Buren Blvd - Riverside III	5/27/2021	10,216,645	—	—	450,145	10,666,790	509,698	330,084
Alameda Parkway- Lakewood	10/19/2021	16,885,284	—	—	626,258	17,511,542	241,967	151,443

2021 Total		$371,507,610	$1,467,090	$17,495,254	$21,461,692	$411,931,646	$26,276,705	$18,063,614

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)
The operating results of the self storage properties acquired during the year ended December 31, 2021 were included in our consolidated statements of operations since their respective acquisition date. Such amounts do not include activity from our investments in real estate joint ventures, which are included in Other in our consolidated statements of Operations. For additional information see Note 4 - Investments in Unconsolidated Real Estate Ventures.

(3)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition expenses.

Strategic Storage Trust IV, Inc.
Summary of Reconciles Total Consideration Transferred

The following table reconciles the total consideration transferred in the SST IV Merger:

Fair value of consideration:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total consideration	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.

The following table reconciles the total consideration transferred in the SST IV Merger:

Fair Value of Consideration Transferred:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total Consideration Transferred	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the Merger, as well as approximately $0.3 million in transaction costs.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in progress	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt (1)	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

(1)
Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 6 – Debt for additional information.

S S G T I I Merger Agreement Member
Summary of Reconciles Total Consideration Transferred
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGT II (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired relates to the value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.